Variable Interest Entities ("VIE")	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIE")	VARIABLE INTEREST ENTITIES ("VIEs")
12.1 Lessor VIEs

As of June 30, 2022, we leased one (December 31, 2021: eight) vessel(s) from a VIE as part of sale and leaseback agreements. Our continuing lessor VIE as of June 30, 2022, following the disposals of certain vessels and associated lessor VIEs to CoolCo, is with a China State Shipbuilding Corporation entity (the “CSSC” entity). The CSSC entity is a wholly-owned, newly formed special purpose vehicle (“Lessor SPV”). In this transaction, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel's lease period. As further discussed in note 11, during the six months ended June 30, 2022, the Vessel SPA resulted in the disposal of eight of our subsidiaries, being the disponent owners of seven vessels (Golar Seal; Golar Crystal, Golar Bear, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin).

Refer to note 5 to our consolidated financial statements filed with our 2021 Annual Report, for additional details.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of June 30, 2022, is shown below:

(in thousands of $)	2022 (1)	2023	2024	2025	2026	2027+
Hilli (2)	56,831	110,019	105,459	100,673	96,000	113,414
(1) For the six months ending December 31, 2022.
(2) The payment obligations above include variable rental payments due under the lease based on an assumed LIBOR plus margin.

The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2022 and December 31, 2021, are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Assets
Restricted cash and short-term deposits	16,735	16,523

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(359,572)	(380,554)
Long-term debt (1)	(186,808)	(216,313)
	(546,380)	(596,867)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of operations, and unaudited consolidated statements of cash flows are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Continuing operations
Statement of operations
Interest expense	2,878	2,752

Statement of cash flows
Net debt repayments	(50,570)	(49,704)
Net debt receipts	—	1,513

(in thousands of $)	Six months ended June 30,
	2022	2021
Discontinued operations
Statement of operations
Interest expense	3,814	10,976

Statement of cash flows
Net debt repayments	—	(44,149)
Net debt receipts	—	9,850
Financing costs paid	—	(350)

12.2    Golar Hilli LLC

Following the sale of common units in Golar Hilli LLC (“Hilli LLC”), we have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli. Accordingly, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impact our unaudited consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Balance sheet
Current assets	105,809	157,643
Non-current assets	1,693,094	1,280,217
Current liabilities	(394,467)	(444,352)
Non-current liabilities	(242,814)	(270,371)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Statement of operations
Liquefaction services revenue	123,421	110,134
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165

Statement of cash flows
Net debt repayments	(50,570)	(49,704)
Net debt receipts	—	1,513
Cash dividends paid	(25,305)	(16,702)

12.3    Gimi MS Corporation

Following the closing of the sale of 30% of the common units of Gimi MS Corporation (“Gimi MS”) to First FLNG Holdings in April 2019, we have determined that (i) Gimi MS is a VIE, (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.
Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Balance sheet
Current assets	235	7,107
Non-current assets	1,093,723	877,835
Current liabilities	(18,340)	(18,127)
Non-current liabilities	(515,236)	(389,244)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Statement of cash flows
Additions to asset under development	175,230	168,392
Capitalized financing costs	(2,080)	(3,259)
Net debt receipts	125,000	110,000
Proceeds from subscription of equity interest	11,270	12,812